Loss Per Common Share (Details Narrative) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Stock Options
Dilutive shares excluded	3,452,542		3,451,461		88,691	54,513
Warrants
Dilutive shares excluded		259,357		1,349,850	2,481,783	1,349,850